As filed with the Securities and Exchange Commission on December 16, 1998


                                                              File Nos. 2-90519
                                                                       811-4007

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549


                                   FORM N-1A


                             REGISTRATION STATEMENT
                                     UNDER

                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 27

                                      AND

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940
                                AMENDMENT NO. 28



                              CITIFUNDS TRUST II*
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


             21 MILK STREET, 5TH FLOOR, BOSTON, MASSACHUSETTS 02109
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)


        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-423-1679


   PHILIP W. COOLIDGE, 21 MILK STREET, 5TH FLOOR, BOSTON, MASSACHUSETTS 02109
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                    COPY TO:
             ROGER P. JOSEPH, BINGHAM DANA LLP, 150 FEDERAL STREET,
                          BOSTON, MASSACHUSETTS 02110



        It is proposed that this filing will become effective on December 16, 1998, pursuant to paragraph (b) of Rule 485.

        The Premium Portfolios, on behalf of Growth & Income Portfolio, Large Cap Growth Portfolio and Small Cap Growth Portfolio, and Asset Allocation Portfolios, on behalf of Small Cap Value Portfolio, have also executed this registration statement.

--------------------------------------------------------------------------
*   Formerly, Landmark Funds II.

The Prospectus dated March 2, 1998 of CitiFunds Large Cap Growth Portfolio is incorporated in this Post-Effective Amendment No. 27 by reference to the Prospectus of CitiFunds Large Cap Growth Portfolio filed by the Registrant pursuant to Rule 497(c) under the Securities Act of 1933, as amended (File No. 2-90519), with the Securities and Exchange Commission on March 2, 1998.


The Prospectus dated March 2, 1998 of CitiFunds Small Cap Growth Portfolio, as supplemented August 24, 1998, is incorporated in this Post-Effective Amendment No. 27 by reference to the Prospectus of CitiFunds Small Cap Growth Portfolio filed by the Registrant pursuant to Rule 497(c) under the Securities Act of 1933, as amended (File No. 2-90519), with the Securities and Exchange Commission on March 2, 1998 and to the supplement to the Prospectus of CitiFunds Small Cap Growth Portfolio filed by the Registrant pursuant to Rule 497(e) under the Securities Act of 1933, as amended (File No. 2-90519), with the Securities and Exchange Commission on August 24, 1998.


The Prospectus dated January 7, 1998 of CitiFunds Small Cap Value Portfolio, as supplemented January 7, 1998, is incorporated in this Post-Effective Amendment No. 27 by reference to the Prospectus and supplement of CitiFunds Small Cap Value Portfolio filed by the Registrant pursuant to Rule 497(c) under the Securities Act of 1933, as amended (File No. 2-90519), with the Securities and Exchange Commission on February 2, 1998.


The Prospectus dated January 7, 1998 of CitiFunds Growth & Income Portfolio, as supplemented January 7, 1998, is incorporated in this Post-Effective Amendment No. 27 by reference to the Prospectus and supplement of CitiFunds Growth & Income Portfolio filed by the Registrant pursuant to Rule 497(c) under the Securities Act of 1933, as amended (File No. 2-90519), with the Securities and Exchange Commission on February 2, 1998.


The Prospectus dated September 14, 1998 of CitiFunds Diversified U.S. Equity Portfolio is incorporated in this Post-Effective Amendment No. 27 by reference to the Prospectus of CitiFunds Diversified U.S. Equity Portfolio filed by the Registrant pursuant to Rule 485(a) under the Securities Act of 1933, as amended (File No. 2-90519), with the Securities and Exchange Commission on June 30, 1998.

The Statement of Additional Information dated March 2, 1998 of CitiFunds Large Cap Growth Portfolio is incorporated in this Post-Effective Amendment No. 27 by reference to the Statement of Additional Information of CitiFunds Large Cap Growth Portfolio filed by the Registrant pursuant to Rule 497(c) under the Securities Act of 1933, as amended (File No. 2-90519), with the Securities and Exchange Commission on March 2, 1998.


The Statement of Additional Information dated March 2, 1998 of CitiFunds Small Cap Growth Portfolio is incorporated in this Post-Effective Amendment No. 27 by reference to the Statement of Additional Information of CitiFunds Small Cap Growth Portfolio filed by the Registrant pursuant to Rule 497(c) under the Securities Act of 1933, as amended (File No. 2-90519), with the Securities and Exchange Commission on March 2, 1998.


The Statement of Additional Information dated January 7, 1998 of CitiFunds Small Cap Value Portfolio is incorporated in this Post-Effective Amendment No. 27 by reference to the Statement of Additional Information of CitiFunds Small Cap Value Portfolio filed by the Registrant pursuant to Rule 497(c) under the Securities Act of 1933, as amended (File No. 2-90519), with the Securities and Exchange Commission on February 2, 1998.


The Statement of Additional Information dated January 7, 1998 of CitiFunds Growth & Income Portfolio is incorporated in this Post-Effective Amendment No. 27 by reference to the Statement of Additional Information of CitiFunds Growth & Income Portfolio filed by the Registrant pursuant to Rule 497(c) under the Securities Act of 1933, as amended (File No. 2-90519), with the Securities and Exchange Commission on February 2, 1998.


The Statement of Additional Information dated September 14, 1998 of CitiFunds Diversified U.S. Equity Portfolio is incorporated in this Post-Effective Amendment No. 27 by reference to the Statement of Additional Information of CitiFunds Diversified U.S. Equity Portfolio filed by the Registrant pursuant to Rule 485(a) under the Securities Act of 1933, as amended (File No. 2-90519), with the Securities and Exchange Commission on June 30, 1998.

                        SUPPLEMENT DATED JANUARY 4, 1999
                                       TO
                      PROSPECTUSES DATED MARCH 2, 1998 FOR
                   CITIFUNDSSM LARGE CAP GROWTH PORTFOLIO AND
                     CITIFUNDSSM SMALL CAP GROWTH PORTFOLIO
                                      AND
                     PROSPECTUSES DATED JANUARY 7, 1998 FOR
                   CITIFUNDSSM SMALL CAP VALUE PORTFOLIO AND
                     CITIFUNDSSM GROWTH & INCOME PORTFOLIO
                                      AND
                    PROSPECTUS DATED SEPTEMBER 14, 1998 FOR
                 CITIFUNDSSM DIVERSIFIED U.S. EQUITY PORTFOLIO

        Beginning on January 4, 1999, CitiFunds Large Cap Growth Portfolio, CitiFunds Small Cap Growth Portfolio, CitiFunds Small Cap Value Portfolio, CitiFunds Growth & Income Portfolio and CitiFunds Diversified U.S. Equity Portfolio will each offer two classes of shares: Class A and Class B.

        Shares of each Fund that are outstanding on January 4, 1999 will be classified as Class A shares. No sales charge will be payable as a result of this classification. Investors holding Fund shares on that date will be able to exchange those shares, and any shares acquired through capital appreciation and the reinvestment of dividends and capital gains distributions on those shares, into Class A shares of other CitiFunds and mutual funds managed or advised by Citibank, N.A. without paying a sales charge.

        Investors purchasing shares of the Funds on or after January 4, 1999 may select Class A or Class B shares, with different sales charges and expense levels. Please determine which class of shares best fits your particular situation. See "Classes of Shares" below.

        EXPENSE SUMMARY. The following tables summarize estimated shareholder transaction and annual operating expenses for Class A and Class B shares of the Funds and their underlying Portfolios. For more information on the costs and expenses of each Fund, see "Management" and "General Information - Expenses" in each Fund's Prospectus.*

SHAREHOLDER TRANSACTION EXPENSES                       CLASS A         CLASS B
Maximum sales load imposed on purchases
 (as a percentage of offering price)                    5.00%            none

Maximum sales load imposed on reinvested
 dividends                                              none             none

Maximum deferred sales load (as a percentage
 of original purchase price or redemption proceeds,
 whichever is less)                                     none1            5.00%

Redemption fee                                          none             none

Exchange fee                                            none             none

                      ----------------------------------------------------------------------------------
                        CITIFUNDS        CITIFUNDS        CITIFUNDS        CITIFUNDS        CITIFUNDS
                        LARGE CAP        SMALL CAP        SMALL CAP         GROWTH &       DIVERSIFIED
                          GROWTH           GROWTH           VALUE            INCOME        U.S. EQUITY
                        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                      CLASS A CLASS B  CLASS A CLASS B  CLASS A CLASS B  CLASS A CLASS B  CLASS A CLASS B
--------------------------------------------------------------------------------------------------------
ANNUAL FUND
OPERATING
EXPENSES (AS A
PERCENTAGE OF
AVERAGE NET
ASSETS)
--------------------------------------------------------------------------------------------------------
Management Fees
(after fee waivers
and
reimbursements)
(1)(2)
                      0.70%   0.70%    0.85%   0.85%    1.00%   1.00%    0.80%   0.80%    0.95%   0.95%
--------------------------------------------------------------------------------------------------------
12b-1 Fees
(including service
fees) (3)             0.25%   1.00%    0.25%   1.00%    0.25%   1.00%    0.25%   1.00%    0.25%   1.00%
--------------------------------------------------------------------------------------------------------
Other Expenses
(after fee waivers
and
reimbursements)(2)    0.10%   0.10%    0.25%   0.25%    0.25%   0.25%    0.25%   0.25%    0.20%   0.20%
--------------------------------------------------------------------------------------------------------
Total Fund
Operating Expenses
(after fee waivers
and
reimbursements)(2)    1.05%   1.80%    1.35%   2.10%    1.50%   2.25%    1.30%   2.05%    1.40%   2.15%
--------------------------------------------------------------------------------------------------------

* These tables are intended to assist investors in understanding the various costs and expenses that a shareholder will bear, either directly or indirectly. The tables show the fees paid to various service providers after giving effect to expected voluntary partial fee waivers and reimbursements. There can be no assurance that the fee waivers and reimbursements reflected in the tables will continue at these levels. The information in the tables and in the example below for CitiFunds Large Cap Growth Portfolio and CitiFunds Small Cap Growth Portfolio is based on each Fund's expenses for the fiscal year ended October 31, 1997, as revised to reflect current fees. Because CitiFund Small Cap Value Portfolio, CitiFunds Growth & Income Portfolio and CitiFunds Diversified U.S. Equity Portfolio are newly organized, all amounts in the tables and in the example below are estimated for the current fiscal year and information is given in the example below only for one and three year periods.

------------------------
        1 Except for purchases of $500,000 or more. See "Class A Shares" below.

(1)     A combined fee for investment advisory and administrative services.

(2) Absent fee waivers, management fees, other expenses and total fund operating expenses would be 0.90%, 0.30% and 1.45%, respectively, for Class A shares of CitiFunds Large Cap Growth Portfolio; 0.90%, 0.30% and 2.20%, respectively, for Class B shares of CitiFunds Large Cap Growth Portfolio; 1.10%, 0.38% and 1.73%, respectively, for Class A shares of CitiFunds Small Cap Growth Portfolio; 1.10%, 0.38% and 2.48%, respectively, for Class B shares of CitiFunds Small Cap Growth Portfolio; 1.00%, 1.11% and 2.36%, respectively, for Class A shares of CitiFunds Small Cap Value Portfolio; 1.00%, 1.11% and 3.11%, respectively, for Class B shares of CitiFunds Small Cap Value Portfolio; 0.80%, 1.11% and 2.16%, respectively, for Class A shares of CitiFunds Growth & Income Portfolio; 0.80%, 1.11% and 2.91%, respectively, for Class B shares of CitiFunds Growth & Income Portfolio; 0.95%, 1.11% and 2.31%, respectively, for Class A shares of CitiFunds Diversified U.S. Equity Portfolio; and 0.95%, 1.11% and 3.06%, respectively, for Class B shares of CitiFunds Diversified U.S. Equity Portfolio.

(3) Includes fees for distribution and shareholder servicing. Long-term shareholders in the Funds could pay more in sales charges than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

Example: A shareholder would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each period indicated below:

-------------------------------------------------------------------------------
                                   ONE        THREE       FIVE          TEN
                                  YEAR        YEARS       YEARS        YEARS
-------------------------------------------------------------------------------
CITIFUNDS LARGE CAP
GROWTH PORTFOLIO
Class A                            $60         $82        $105         $172
Class B
Assuming redemption at
end of period                      $68         $87        $107         $192
Assuming no redemption             $18         $57         $97         $192

-------------------------------------------------------------------------------
CITIFUNDS SMALL CAP
GROWTH PORTFOLIO
Class A                            $63         $91        $120         $204
Class B
Assuming redemption at
end of period                      $71         $96        $123         $220
Assuming no redemption             $21         $66        $113         $220

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CITIFUNDS SMALL CAP VALUE
PORTFOLIO
Class A                            $64         $95         N/A          N/A
Class B
Assuming redemption at
end of period                      $73         $100        N/A          N/A
Assuming no redemption             $23         $70         N/A          N/A

-------------------------------------------------------------------------------
CITIFUNDS GROWTH & INCOME
PORTFOLIO
Class A                            $63         $89         N/A          N/A
Class B
Assuming redemption at
end of period                      $71         $94         N/A          N/A
Assuming no redemption             $21         $64         N/A          N/A

-------------------------------------------------------------------------------
CITIFUNDS DIVERSIFIED U.S.
EQUITY PORTFOLIO
Class A                            $64         $92         N/A          N/A
Class B
Assuming redemption at
end of period                      $72         $97         N/A          N/A
Assuming no redemption             $22         $67         N/A          N/A

-------------------------------------------------------------------------------

The Example assumes that all dividends are reinvested. Without waivers and reimbursements, the amounts in the Example would be $62, $88, $115 and $194 for Class A shares of CitiFunds Large Cap Growth Portfolio; $70, $93, $118 and $213 for Class B shares of CitiFunds Large Cap Growth Portfolio, assuming redemption at the end of the period ($20, $63, $108 and $213 assuming no redemption); $67, $102, $139 and $244, for Class A shares of CitiFunds Small Cap Growth Portfolio; $75, $107, $142 and $263 for Class B shares of CitiFunds Small Cap Growth Portfolio, assuming redemption at the end of the period ($25, $77, $132 and $263 assuming no redemption); $73 and $120 for Class A shares of CitiFunds Small Cap Value Portfolio; $81 and $126 for Class B shares of CitiFunds Small Cap Value Portfolio, assuming redemption at the end of the period ($31 and $96 assuming no redemption); $71 and $114 for Class A shares of CitiFunds Growth & Income Portfolio; $79 and $120 for Class B shares of CitiFunds Growth & Income Portfolio, assuming redemption at the end of the period ($29 and $90 assuming no redemption); $72 and $119 for Class A shares of CitiFunds Diversified U.S. Equity Portfolio; and $81 and $125 for Class B shares of CitiFunds Diversified U.S. Equity Portfolio, assuming redemption at the end of the period ($31 and $95 assuming no redemption). For Class B shares, where redemption at the end of the period is assumed, amounts in the Example assume deduction of the maximum applicable contingent deferred sales charge, and all ten year amounts in the Example assume conversion to Class A shares approximately eight years after purchase. The assumption of a 5% annual return is required by the Securities and Exchange Commission for all mutual funds, and is not a prediction of any Fund's future performance. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUNDS. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

        CLASSES OF SHARES. Beginning on January 4, 1999, each Fund will offer two classes of shares, Class A and Class B. The main features of the classes are summarized in this paragraph. More detailed information appears below. Please determine which class of shares best fits your particular circumstances. Class A shares have a front-end, or initial, sales charge. This sales charge may be reduced or eliminated in certain circumstances. Class A shares have lower annual expenses than Class B shares. Class B shares have no front-end sales charge, but are subject to a deferred sales charge if you sell within five years of purchase. Class B shares have higher annual expenses than Class A shares. Class B shares automatically convert into Class A shares after eight years. Both classes of shares are sold at net asset value for that class. Net asset value may differ by class because Class B shares have higher expenses.

        When you place purchase orders and make redemption requests, please specify whether you wish to purchase or redeem Class A or Class B shares. If you fail to specify, purchase orders will be deemed to be for Class A shares, and Class A shares will be redeemed first.

        CLASS A SHARES:

        o Class A shares are sold at net asset value plus a front-end, or initial, sales charge. The percentage sales charge goes down as the amount of your investment in Class A shares goes up. See the chart below for the percentage sales charge. After the initial sales charge is deducted from your investment, the balance of your investment is invested in the Fund.

               The sales charge may also be reduced or eliminated in certain circumstances, as described in "Class A Shares - Sales Charge Reductions" below. If you qualify to purchase Class A shares without a sales load, you should purchase Class A shares rather than Class B shares because Class A shares pay lower fees.

-------------------------------------------------------------------------------
                                  SALES CHARGE    SALES CHARGE    BROKER/DEALER
                                    AS A % OF       AS A % OF      COMMISSION
AMOUNT OF                           OFFERING          YOUR          AS A % OF
YOUR INVESTMENT                      PRICE         INVESTMENT    OFFERING PRICE
-------------------------------------------------------------------------------
Less than $25,000                    5.00%           5.26%            4.50%
-------------------------------------------------------------------------------
$25,000 to less than $50,000         4.00%           4.17%            3.60%
-------------------------------------------------------------------------------
$50,000 to less than $100,000        3.50%           3.62%            3.15%
-------------------------------------------------------------------------------
$100,000 to less than $250,000       3.00%           3.09%            2.70%
-------------------------------------------------------------------------------
$250,000 to less than $500,000       2.00%           2.04%            1.80%
--------------------------------------------------------------------------------
$500,000 or more                     none*           none*         up to 1.00%
-------------------------------------------------------------------------------
             *A contingent deferred sales charge may apply in certain instances. See below.
        o Class A shares pay service fees of up to 0.25% of the average daily net assets represented by the Class A shares.

        o Purchases of $500,000 or more are not subject to an initial sales charge, but are subject to a 1% contingent deferred sales charge in the event of certain redemptions within 12 months following purchase. See below.

        o The Distributor will pay commissions to brokers, dealers and other institutions that sell Class A shares of the Funds as shown in the table above. The Distributor retains approximately 10% of the sales charge. Entities that sell Class A shares will also receive the service fee payable under the Class A Service Plan at an annual rate equal to 0.25% of the average daily net assets represented by the Class A shares sold by them.

        CLASS A SHARES - SALES CHARGE REDUCTIONS:
        o Reinvestment. The sales charge does not apply to Class A shares acquired through the reinvestment of dividends and capital gains distributions.

        o Eligible Purchasers. Class A shares may be purchased without a sales charge by:
             [] tax exempt organizations under Section 501(c)(3-13) of the Internal Revenue Code
             [] trust accounts for which Citibank, N.A or any subsidiary or affiliate of Citibank acts as trustee and exercises discretionary investment management authority
             [] accounts for which Citibank or any subsidiary or affiliate of Citibank performs investment advisory services or charges fees for acting as custodian
             [] directors or trustees (and their immediate families) of any investment company for which Citibank or any subsidiary or affiliate of Citibank serves as the investment adviser or as a service agent
             [] employees of Citibank and its affiliates, CFBDS, Inc. and its affiliates or any Service Agent and its affiliates (including immediate families of any of the foregoing)
             [] investors participating in a fee-based or promotional arrangement sponsored or advised by Citibank or its affiliates
             [] investors participating in a rewards program that offers Fund shares as an investment option based on an investor's balances in selected Citigroup Inc. products and services
             [] employees of members of the National Association of Securities Dealers, Inc., provided that such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase
             [] separate accounts used to fund certain unregistered variable annuity contracts
             [] direct rollovers by plan participants from a 401(k) plan offered to Citigroup employees
             [] shareholder accounts established through a reorganization or similar form of business combination approved by a Fund's Board of Trustees or by the Board of Trustees of any other CitiFund or mutual fund managed or advised by Citibank (all of such funds being referred to herein as CitiFunds) the terms of which entitle those shareholders to purchase shares of a Fund or any other CitiFund at net asset value without a sales charge

             [] employee benefit plans qualified under Section 401 of the Internal Revenue Code, including salary reduction plans qualified under Section 401(k) of the Code, subject to minimum requirements as may be established by CFBDS with respect to the number of employees or amount of purchase; currently, these criteria require that:
                 + the employer establishing the qualified plan have at least 50 eligible employees, or
                 + the amount invested by the qualified plan in a Fund or in any combination of CitiFunds totals a minimum of $500,000
             [] investors purchasing $500,000 or more of Class A shares; however, a contingent deferred sales charge will be imposed on the investments in the event of certain share redemptions within 12 months following the share purchase, at the rate of 1% of the lesser of the value of the shares redeemed (not including reinvested dividends and capital gains distributions) or the total cost of the shares; the contingent deferred sales charge on Class A shares will be waived under the same circumstances as the contingent deferred sales charge on Class B shares will be waived; in determining whether a contingent deferred sales charge on Class A shares is payable, and if so, the amount of the charge:
                 + it is assumed that shares not subject to the contingent deferred sales charge are the first redeemed followed by other shares held for the longest period of time
                 + all investments made during a calendar month will age one month on the last day of the month and each subsequent month
                 + any applicable contingent deferred sales charge will be deferred upon an exchange of Class A shares for Class A shares of another CitiFund and deducted from the redemption proceeds when the exchanged shares are subsequently redeemed (assuming the contingent deferred sales charge is then payable)
                 + the holding period of Class A shares so acquired through an exchange will be aggregated with the period during which the original Class A shares were held
             [] subject to appropriate documentation, investors where the amount invested represents redemption proceeds from a mutual fund (other than a CitiFund), if:
                 + the redeemed shares were subject to an initial sales charge or a deferred sales charge (whether or not actually imposed), and
                 + the redemption has occurred no more than 60 days prior to the purchase of Class A shares of the Fund
             [] an investor who has a business relationship with an investment consultant or other registered representative who joined a broker-dealer which has a sales agreement with CFBDS from another investment firm within six months prior to the date of purchase by the investor, if:
                 + the investor redeems shares of another mutual fund sold through the investment firm that previously employed that investment consultant or other registered representative, and either paid an initial sales charge or was at some time subject to, but did not actually pay, a deferred sales charge or redemption fee with respect to the redemption proceeds,
                 + the redemption is made within 60 days prior to the investment in a Fund, and
                 + the net asset value of the shares of the Fund sold to that investor without a sales charge does not exceed the proceeds of the redemption

        o Reduced Sales Charge Plan. A qualified group may purchase shares as a single purchaser under the reduced sales charge plan. The purchases by the group are lumped together and the sales charge is based on the lump sum. A qualified group must:
             []  have been in existence for more than six months
             []  have a purpose other than acquiring Fund shares at a discount
             [] satisfy uniform criteria that enable CFBDS to realize economies of scale in its costs of distributing shares
             []  have more than ten members
             [] be available to arrange for group meetings between representatives of the Funds and the members
             [] agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to the Distributor
             [] seek to arrange for payroll deduction or other bulk transmission of investments to the Funds

        o Right of Accumulation. Eligible investors are permitted to purchase Class A shares of a Fund at the public offering price applicable to the total of:
             []  the dollar amount then being purchased, plus
             [] an amount equal to the then-current net asset value or cost (whichever is higher) of the purchaser's combined holdings in certain CitiFunds

             See the Statement of Additional Information for the applicable Fund for more information.

        o Letter of Intent. If an investor anticipates purchasing $25,000 or more of Class A shares of a Fund alone or in combination with Class B shares of the Fund or any of the classes of certain other CitiFunds within a 13-month period, by completing a letter of intent the investor may obtain the shares at the same reduced sales charge as though the total quantity were invested in one lump sum, subject to granting a power of attorney to redeem shares if the intended purchases are not completed. See the Statement of Additional Information for the applicable Fund for more information.

        o Reinstatement Privilege. Shareholders who have redeemed Class A shares may reinstate their Fund account without a sales charge up to the dollar amount redeemed (with a credit for any contingent deferred sales charge paid) by purchasing Class A shares of the same Fund within 90 days after the redemption. To take advantage of this reinstatement privilege, shareholders must notify the Transfer Agent or, if they are customers of a Service Agent, their Service Agent in writing at the time the privilege is exercised.

        CLASS B SHARES:
        o Class B shares are sold at net asset value without a front-end sales charge, but they are subject to a contingent deferred sales charge.
        o Class B shares pay combined distribution and service fees of up to 1.00% of the average daily net assets represented by the Class B shares.
        o Class B shares have a contingent deferred sales charge (CDSC). This sales charge goes down the longer you hold your Class B shares. See the chart below for the amount of the sales charge. The sales charge is deducted from your redemption proceeds if you redeem your Class B shares within five years of purchasing them.

             ------------------------------------------------------------------
             REDEMPTION DURING                        CDSC ON SHARES BEING SOLD
             ------------------------------------------------------------------
             1st year since purchase                            5.00%
             ------------------------------------------------------------------
             2nd year since purchase                            4.00%
             ------------------------------------------------------------------
             3rd year since purchase                            3.00%
             ------------------------------------------------------------------
             4th year since purchase                            2.00%
             ------------------------------------------------------------------
             5th year since purchase                            1.00%
             ------------------------------------------------------------------
             6th year (or later) since purchase                 None
             ------------------------------------------------------------------

        o The CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less.

        o There is no CDSC on Class B shares representing capital appreciation or on Class B shares acquired through reinvestment of dividends or capital gains distributions.

        o    Each Fund will assume that a redemption of Class B shares is made:
             []  first, of Class B shares representing capital appreciation
             [] next, of shares representing the reinvestment of dividends and capital gains distributions
             [] finally of other shares held by the investor for the longest period of time

        o The holding period of Class B shares of a Fund acquired through an exchange with another CitiFund will be calculated from the date that the Class B shares were initially acquired in the other CitiFund, and Class B shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gains distribution reinvestments in the other fund. When determining the amount of the CDSC, each Fund will use the CDSC schedule of any fund from which you have exchanged shares that would result in you paying the highest CDSC.

        o Class B shares automatically convert to Class A shares of the same Fund approximately eight years after issuance, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares. Shares are converted based on the relative net asset values per share of the two classes on the first business day of the month in which the eighth anniversary of the issuance of the Class B shares occurs. Because the net asset value of a Class A share may be higher than that of a Class B share, you may receive fewer Class A shares than the number of Class B shares converted, but the dollar value will be the same.

        o Commissions will be paid to brokers, dealers and other institutions that sell Class B shares in the amount of 4.50% of the purchase price of Class B shares sold by these entities. These commissions are not paid on exchanges from other CitiFunds or on sales of Class B shares to investors exempt from the CDSC. Entities that sell Class B shares will also receive a portion of the first year service fee payable under the Class B Service Plan at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares sold by them.

        CLASS B SHARES - CDSC ELIMINATION:
        o Reinvestment. There is no CDSC on shares representing capital appreciation or on shares acquired through reinvestment of dividends or capital gains distributions.

        o    Waivers. The CDSC will be waived in connection with:
             []  exchanges into certain CitiFunds
             [] a total or partial redemption made within one year of the death of the shareholder; this waiver is available where the deceased shareholder is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship, and applies only to redemption of shares held at the time of death
             [] a lump sum or other distribution in the case of an Individual Retirement Account (IRA), a self-employed individual retirement plan (Keogh Plan) or a custodian account under
                 Section 403(b) of the Internal Revenue Code, in each case following attainment of age 59 1/2

             [] a total or partial redemption resulting from any distribution following retirement in the case of a tax-qualified retirement plan
             [] a redemption resulting from a tax-free return of an excess contribution to an IRA

        EXCHANGES
        o Shares of each Fund may be exchanged for shares of the same class of certain other CitiFunds, or may be acquired through an exchange of shares of the same class of those funds. Class A shares also may be exchanged for shares of certain CitiFunds money market funds that offer only a single class of shares, unless the Class A shares are subject to a contingent deferred sales charge. Class B shares may not be exchanged for shares of CitiFunds money market funds that offer only a single class of shares. No initial sales charge is imposed on shares being acquired through an exchange unless Class A shares are being acquired and the sales charge for Class A shares of the fund being exchanged into is greater than the current sales charge of the Fund (in which case an initial sales charge will be imposed at a rate equal to the difference). Investors whose shares are outstanding on January 4, 1999 will be able to exchange those Class A shares, and any shares acquired through capital appreciation and the reinvestment of dividends and capital gains distributions on those shares, into Class A shares of the other funds without paying any sales charge. No contingent deferred sales charge is imposed on Class B shares when they are exchanged for Class B shares of certain other CitiFunds. This exchange privilege may be changed or terminated at any time with at least 60 days' notice, when notice is required by applicable rules and regulations.

        SERVICE PLANS. The Funds maintain separate Service Plans, which have been adopted in accordance with Rule 12b-1 under the 1940 Act, for Class A and Class B shares. Under the Class A Service Plans, each Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. Under the Class B Service Plans, each Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund. These fees may be used to make payments to the Distributor for distribution services and to Service Agents and others as compensation for the sale of shares of the applicable class of each Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. Each Fund also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts.

        The amounts paid to each Service Agent and other recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided by the Service Agent.

Service Agents and others may receive different compensation for sales of Class A and Class B shares.

        The Distributor provides to the Trustees quarterly a written report of amounts expended pursuant to the Service Plans and the purposes for which the expenditures were made.

        During the period they are in effect, the Service Plans and related Distribution Agreements obligate each Fund to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if these entities' expenses exceed the fees provided for under the Service Plans, the Funds will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The Funds will pay the fees to the Distributor, Service Agents and others until the Service Plans or Distribution Agreements are terminated or not renewed. In that event, the Distributor's or Service Agent's expenses in excess of fees received or accrued through the termination date will be the Distributor's or Service Agent's sole responsibility and not obligations of any Fund.

        CONDENSED FINANCIAL INFORMATION. The information in the following table supplements the financial information contained in "Condensed Financial Information" in the prospectuses for CitiFunds Large Cap Growth Portfolio, CitiFunds Small Cap Growth Portfolio, CitiFunds Small Cap Value Portfolio and CitiFunds Growth & Income Portfolio. The numbers in the table below are unaudited. For more current performance information, call 1-800-625-4554.

------------------------------------------------------------------------------------------------------
                                      CITIFUNDS                          CITIFUNDS       CITIFUNDS
                                      LARGE CAP        CITIFUNDS         SMALL CAP        GROWTH &
                                        GROWTH         SMALL CAP           VALUE           INCOME
                                     PORTFOLIO -        GROWTH          PORTFOLIO -      PORTFOLIO -
                                      SIX MONTHS    PORTFOLIO - SIX       MARCH 2,         MARCH 2,
                                     ENDED APRIL      MONTHS ENDED       1998+ TO         1998+ TO
                                       30, 1998      APRIL 30, 1998   APRIL 30, 1998    APRIL 30, 1998
                                     (UNAUDITED)      (UNAUDITED)      (UNAUDITED)       (UNAUDITED)
------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of
period                                  $21.14         $21.24            $10.00            $10.00
------------------------------------------------------------------------------------------------------
Income from Operations:
Net investment income (loss)           (0.008)        (0.095)            (0.006)           0.009
Net realized and unrealized gain
(loss) on investments                   4.171          2.168              0.346            0.501
------------------------------------------------------------------------------------------------------
     Total from operations              4.163          2.073              0.340            0.510
------------------------------------------------------------------------------------------------------
Less Dividends From:
Net investment income                  (0.012)           --                --                --
Net realized gain on investments
                                       (4.371)        (0.863)              --                --
------------------------------------------------------------------------------------------------------
     Total Distributions               (4.383)        (0.863)              --                --
------------------------------------------------------------------------------------------------------
Net Asset Value, end of period          $20.92         $22.45            $10.34            $10.51
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
omitted)                               $306,898       $29,274            $55,463          $77,677
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net
assets (A)                              1.05%*         1.35%*            1.50%*            1.30%*
------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets           (0.09%)*       (0.96)%*          (0.50)%*           0.73%*
------------------------------------------------------------------------------------------------------
Portfolio turnover                       46%            12%                12%               8%
------------------------------------------------------------------------------------------------------
Total Return                           23.65%**       10.45%**           3.40%**          5.10%**
------------------------------------------------------------------------------------------------------
Note: If certain agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the periods indicated and expenses were not reduced for fees paid indirectly, the net investment income per share and the ratios would have been as follows:
------------------------------------------------------------------------------------------------------
Net investment income (loss)
per share                              $(0.031)       $(0.308)          $(0.010)           $0.001
------------------------------------------------------------------------------------------------------
RATIOS:
------------------------------------------------------------------------------------------------------
Expenses to average net assets (A)      1.31%*         2.09%*            1.76%*            2.00%*
------------------------------------------------------------------------------------------------------
Net investment income (loss) to
average net assets                     (0.35)%*       (1.70)%*          (0.76)%*           0.03%*
------------------------------------------------------------------------------------------------------

------------------------
+    Commencement of Operations
(A) Includes allocated expenses for the period indicated from the respective portfolios.
*    Annualized
**   Not annualized

                        SUPPLEMENT DATED JANUARY 4, 1999
                                       TO
          STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 2, 1998 FOR
                   CITIFUNDSSM LARGE CAP GROWTH PORTFOLIO AND
                     CITIFUNDSSM SMALL CAP GROWTH PORTFOLIO
                                      AND
         STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 7, 1998 FOR
                   CITIFUNDSSM SMALL CAP VALUE PORTFOLIO AND
                     CITIFUNDSSM GROWTH & INCOME PORTFOLIO
                                      AND
        STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 14, 1998 FOR
                 CITIFUNDSSM DIVERSIFIED U.S. EQUITY PORTFOLIO


        SALES CHARGES. Shares of each Fund are sold at net asset value, plus, in the case of Class A shares, a front-end, or initial, sales charge that may be reduced on purchases involving substantial amounts and that may be eliminated in certain circumstances. A contingent deferred sales charge is imposed on redemptions of certain Class B shares made within five years of purchase.

        PERFORMANCE. Total rates of return for each of the Funds may be calculated on investments at various sales charge levels or at net asset value. Any performance data which is based on a reduced sales charge or net asset value would be reduced if the maximum sales charge were taken into account.

        DETERMINATION OF NET ASSET VALUE. Net asset value is calculated separately for each class. Per share net asset value of the classes of each Fund's shares can be expected to differ because the Class B shares bear higher expenses than Class A shares.

        LETTER OF INTENT. If an investor anticipates purchasing $25,000 or more of Class A shares of a Fund alone or in combination with Class B shares of the Fund or any of the classes of other CitiFunds or mutual funds managed or advised by Citibank (all of such funds being referred to herein as CitiFunds) within a 13-month period, the investor may obtain the shares at the same reduced sales charge as though the total quantity were invested in one lump sum by completing a letter of intent on the terms described below. Subject to acceptance by CFBDS, Inc., the Funds' distributor, and the conditions mentioned below, each purchase will be made at a public offering price applicable to a single transaction of the dollar amount specified in the letter of intent.

       o The shareholder or, if the shareholder is a customer of a Service Agent, his or her Service Agent must inform CFBDS that the letter of intent is in effect each time shares are purchased.

       o The shareholder makes no commitment to purchase additional shares, but if his or her purchases within 13 months plus the value of shares credited toward completion of the letter of intent do not total the sum specified, an increased sales charge will apply as described below.

       o A purchase not originally made pursuant to a letter of intent may be included under a subsequent letter of intent executed within 90 days of the purchase if CFBDS is informed in writing of this intent within the 90-day period.

       o The value of shares of a Fund presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under the letter of intent, may be included as a credit toward the completion of the letter, but the reduced sales charge applicable to the amount covered by the letter is applied only to new purchases.

       o Instructions for issuance of shares in the name of a person other than the person signing the letter of intent must be accompanied by a written statement from the Transfer Agent or a Service Agent stating that the shares were paid for by the person signing the letter.

       o Neither income dividends nor capital gains distributions taken in additional shares will apply toward the completion of the letter of intent.

       o The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the letter of intent are deducted from the total purchases made under the letter of intent.

        If the investment specified in the letter of intent is not completed (either prior to or by the end of the 13-month period), the Transfer Agent will redeem, within 20 days of the expiration of the letter of intent, an appropriate number of the shares in order to realize the difference between the reduced sales charge that would apply if the investment under the letter of intent had been completed and the sales charge that would normally apply to the number of shares actually purchased. By completing and signing the letter of intent, the shareholder irrevocably grants a power of attorney to the Transfer Agent to redeem any or all shares purchased under the letter of intent, with full power of substitution.

        RIGHT OF ACCUMULATION. A shareholder qualifies for cumulative quantity discounts on the purchase of Class A shares when his or her new investment, together with the current offering price value of all holdings of that shareholder in the CitiFunds, reaches a discount level. For example, if a Fund shareholder owns shares valued at $50,000 and purchases an additional $50,000 of Class A shares of the Fund, the sales charge for the additional $50,000 purchase would be at the rate of 3.00% (the rate applicable to single transactions from $100,000 to less than $250,000). A shareholder must provide the Transfer Agent with information to verify that the quantity sales charge discount is applicable at the time the investment is made.

        CONVERSION OF CLASS B SHARES. A shareholder's Class B shares will automatically convert to Class A shares in the same Fund approximately eight years after the date of issuance, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares. The conversion will be effected at the relative net asset values per share of the two classes on the first business day of the month in which the eighth anniversary of the issuance of the Class B shares occurs. If a shareholder effects one or more exchanges among Class B shares of the CitiFunds during the eight-year period, the holding periods for the shares so exchanged will be counted toward the eight-year period. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of conversion, a shareholder may receive fewer Class A shares than the number of Class B shares converted, although the dollar value will be the same.

        SERVICE FEES. The Funds pay fees for distribution and shareholder servicing pursuant to a Service Plan adopted with respect to each class of shares of the Funds in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. The Service Plan with respect to Class A shares provides that each Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service Plan with respect to Class B shares provides that each Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund.

        FINANCIAL STATEMENTS. The financial statements (unaudited) for CitiFunds Large Cap Growth Portfolio (Portfolio of Investments at April 30, 1998, Statement of Assets and Liabilities at April 30, 1998, Statement of Operations for the six months ended April 30, 1998, Statement of Changes in Net Assets for the six months ended April 30, 1998, the ten months ended October 31, 1997 and the year ended December 31, 1996, and Financial Highlights for the six months ended April 30, 1998, the ten months ended October 31, 1997 and the years ended December 31, 1996, 1995, 1994, 1993 and 1992) which are included in the Semi-Annual Report to Shareholders of CitiFunds Large Cap Growth Portfolio, are incorporated herein by reference.

        The financial statements (unaudited) for CitiFunds Small Cap Growth Portfolio (Portfolio of Investments at April 30, 1998, Statement of Assets and Liabilities at April 30, 1998, Statement of Operations for the six months ended April 30, 1998, Statement of Changes in Net Assets for the six months ended April 30, 1998, the ten months ended October 31, 1997 and the year ended December 31, 1996, and Financial Highlights for the six months ended April 30, 1998, the ten months ended October 31, 1997, the year ended December 31, 1996 and the period June 21, 1995 (commencement of operations) to December 31, 1995) which are included in the Semi-Annual Report to Shareholders of CitiFunds Small Cap Growth Portfolio, are incorporated herein by reference.

        The financial statements (unaudited) for CitiFunds Small Cap Value Portfolio and CitiFunds Growth & Income Portfolio (Portfolio of Investments at

April 30, 1998, Statement of Assets and Liabilities at April 30, 1998, Statement of Operations for the period March 2, 1998 (commencement of operations) to April 30, 1998, Statement of Changes in Net Assets for the period March 2, 1998 (commencement of operations) to April 30, 1998, and Financial Highlights for the period March 2, 1998 (commencement of operations) to April 30, 1998) which are included in the Semi-Annual Reports to Shareholders of CitiFunds Small Cap Value Portfolio and CitiFunds Growth & Income Portfolio, are incorporated herein by reference.

                                     PART C


Item 24.  Financial Statements and Exhibits.

          (a)    Financial Statements Included in Part A:
                 Condensed Financial Information - Financial Highlights (unaudited) of CitiFunds Small Cap
                   Growth Portfolio and CitiFunds Large Cap Growth Portfolio (for the six months ended April
                   30, 1998) and of CitiFunds Small Cap Value Portfolio and CitiFunds Growth & Income
                   Portfolio (for the period from March 2, 1998 (commencement of operations) to April 30, 1998).

                 Financial Statements Included in Part B:

                   CITIFUNDS SMALL CAP GROWTH PORTFOLIO
                   Statement of Assets and Liabilities at April 30, 1998*
                   Statement of Operations for the six months ended April 30, 1998*
                   Statement of Changes in Net Assets for the six months ended April 30, 1998, the ten months ended October 31, 1997 and the year ended December 31, 1996*
                   Financial Highlights for the six months ended April 30, 1998, the ten months ended October 31,
                      1997, the year ended December 31, 1996 and the period from June 21, 1995
                      (commencement of operations) to December 31, 1995*

                   SMALL CAP GROWTH PORTFOLIO
                   Portfolio of Investments at April 30, 1998*
                   Statement of Assets and Liabilities at April 30, 1998*
                   Statement of Operations for the six months ended April 30, 1998*
                   Statement of Changes in Net Assets for the six months ended April 30, 1998, the ten months ended October 31, 1997 and the year ended December 31, 1996*
                   Financial Highlights for the six months ended April 30, 1998, the ten months ended October 31,
                      1997, the year ended December 31, 1996 and the period from June 21, 1995
                      (commencement of operations) to December 31, 1995*

                   CITIFUNDS SMALL CAP VALUE PORTFOLIO
                   Statement of Assets and Liabilities at April 30, 1998*
                   Statement of Operations for the period from March 2, 1998 (commencement of operations) to
                       April 30, 1998*
                   Statement of Changes in Net Assets for the period from March 2, 1998 (commencement of operations) to April 30, 1998*
                   Financial Highlights for the period from March 2, 1998 (commencement of operations) to April
                       30, 1998*

                   SMALL CAP VALUE PORTFOLIO
                   Portfolio of Investments at April 30, 1998*
                   Statement of Assets and Liabilities at April 30, 1998*
                   Statement of Operations for the period from November 1, 1997 (commencement of operations)
                      to April 30, 1998*
                   Statement of Changes in Net Assets for the period from November 1, 1997 (commencement of operations) to April 30, 1998*
                   Financial Highlights for the period from November 1, 1997 (commencement of operations) to
                      April 30, 1998*

                   CITIFUNDS LARGE CAP GROWTH PORTFOLIO
                   Statement of Assets and Liabilities at April 30, 1998*
                   Statement of Operations for the six months ended April 30, 1998*


                   Statement of Changes in Net Assets for the six months ended April 30, 1998, the ten months ended October 31, 1997 and the year ended December 31, 1996*
                   Financial Highlights for the six months ended April 30, 1998, the ten months ended October 31,
                      1997 and each of the years in the five-year period ended December 31, 1996*

                   LARGE CAP GROWTH PORTFOLIO
                   Portfolio of Investments at April 30, 1998*
                   Statement of Assets and Liabilities at April 30, 1998*
                   Statement of Operations for the six months ended April 30, 1998*
                   Statement of Changes in Net Assets for the six months ended April 30, 1998, the ten months ended October 31, 1997 and the year ended December 31, 1996*
                   Financial Highlights for the six months ended April 30, 1998, the ten months ended October 31,
                      1997, each of the years in the two-year period ended December 31, 1996 and the period from May 1, 1994 (commencement of operations) to December 31, 1994*

                   CITIFUNDS GROWTH & INCOME PORTFOLIO
                   Statement of Assets and Liabilities at April 30, 1998*
                   Statement of Operations for the period from March 2, 1998 (commencement of operations) to
                      April 30, 1998*
                   Statement of Changes in Net Assets for the period from March 2, 1998 (commencement of operations) to April 30, 1998*
                   Financial Highlights for the period from March 2, 1998 (commencement of operations) to April
                      30, 1998*

                   GROWTH & INCOME PORTFOLIO
                   Portfolio of Investments at April 30, 1998*
                   Statement of Assets and Liabilities at April 30, 1998*
                   Statement of Operations for the period from March 2, 1998 (commencement of operations) to
                      April 30, 1998*
                   Statement of Changes in Net Assets for the period from March 2, 1998 (commencement of operations) to April 30, 1998*
                   Financial Highlights for the period from March 2, 1998 (commencement of operations) to
                      April 30, 1998*

               ------------------
               * Incorporated by reference to the Registrant's Semi-Annual Reports to Shareholders of CitiFunds Small Cap Growth Portfolio, CitiFunds Small Cap Value Portfolio, CitiFunds Large Cap Growth Portfolio and CitiFunds Growth & Income Portfolio, as filed with the Commission on July 8, 1998 (accession number 0000950156-98-000457).


        (b)    Exhibits

             *  1(a)          Amended and Restated Declaration of Trust of the Registrant
            **  1(b)          Forms of Amendments to Amended and Restated Declaration of Trust of the
                              Registrant
         *****  1(c)          Form of Establishment and Designation of Series of the Registrant
          ****  2(a)          Amended and Restated By-Laws of the Registrant
          ****  2(b)          Amendments to Amended and Restated By-Laws of the Registrant
           ***  5(a)          Management Agreement between the Registrant and Citibank, N.A., as manager to CitiFunds Small Cap Growth Portfolio
            **  5(b)          Form of Management Agreement between the Registrant and Citibank, N.A., as manager to CitiFunds Small Cap Value Portfolio
           ***  5(c)          Management Agreement between the Registrant and Citibank, N.A., as manager to CitiFunds Large Cap Growth Portfolio

            **  5(d)          Form of Management Agreement between the Registrant and Citibank, N.A., as manager to CitiFunds Growth & Income Portfolio
          ****  5(e)          Form of Management Agreement between the Registrant and Citibank, N.A., as manager to CitiFunds Diversified U.S. Equity Portfolio
                6(a)          Form of Amended and Restated Distribution Agreement between the Registrant and CFBDS, Inc. ("CFBDS"), as distributor with respect to Class A Shares
                6(b)          Form of Distribution Agreement between the Registrant and CFBDS, as distributor with respect to Class B Shares
            **  8             Custodian Contract between the Registrant and State Street Bank and Trust
                              Company ("State Street"), as custodian
         *****  9(a)          Form of Amended and Restated Sub-Administrative Services Agreement
                              between Citibank, N.A. and CFBDS
          ****  9(b)          Transfer Agency and Service Agreement between the Registrant and State
                              Street, as transfer agent
            **  9(c)          Accounting Services Agreement between the Registrant and State Street, as
                              Fund accounting agent
                10            Opinion and consent of counsel
                11            Independent Accountants' consent
                15(a)         Form of Amended and Restated Service Plan of the Registrant for Class A
                              Shares
                15(b)         Form of Service Plan of the Registrant for Class B Shares
                18            Form of Multiple Class Plan of the Registrant
          ****  25(a)         Powers of Attorney for the Registrant
                25(b)         Powers of Attorney for The Premium Portfolios
                25(c)         Powers of Attorney for Asset Allocation Portfolios

---------------------

          * Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on February 28, 1997.
         ** Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on October 24, 1997.
        *** Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on November 3, 1997.
       **** Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on June 29, 1998.
      ***** Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on July 10, 1998.

Item 25.  Persons Controlled by or under Common Control with Registrant.

     Not applicable.

Item 26.  Number of Holders of Securities.

            Title of Class                        Number of Record Holders


      Shares of Beneficial Interest                As of November 20, 1998
          (without par value)


    CitiFunds Small Cap Growth Portfolio                         7
    CitiFunds Small Cap Value Portfolio                          7
    CitiFunds Large Cap Growth Portfolio                         7
    CitiFunds Growth & Income Portfolio                          7
    CitiFunds Diversified U.S. Equity Portfolio                  0


Item 27.  Indemnification.

     Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreements between the Registrant and CFBDS, filed as Exhibits hereto; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

     The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.


Item 28.  Business and Other Connections of Investment Adviser.

     Citibank, N.A. ("Citibank") is a commercial bank offering a wide range of banking and investment services to customers across the United States and around the world. Citibank is a wholly-owned subsidiary of Citicorp, which is, in turn, a wholly-owned subsidiary of Citigroup Inc. Citibank also serves as investment adviser to the following registered investment companies (or series thereof): Asset Allocation Portfolios (Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio and Short-Term Portfolio), The Premium Portfolios (U.S. Fixed Income Portfolio, Growth & Income Portfolio, Balanced Portfolio, Large Cap Growth Portfolio, International Equity Portfolio, Government Income Portfolio and Small Cap Growth Portfolio), Tax Free Reserves Portfolio, U.S. Treasury Reserves Portfolio, Cash Reserves Portfolio, CitiFundsSM Tax Free Income Trust (CitiFundsSM New York Tax Free Income Portfolio, CitiFundsSM National Tax Free Income Portfolio and CitiFundsSM California Tax Free Income Portfolio), CitiFundsSM Multi-State Tax Free Trust (CitiFundsSM California Tax Free Reserves, CitiFundsSM New York Tax Free Reserves and CitiFundsSM Connecticut Tax Free Reserves), CitiFundsSM Institutional Trust (CitiFundsSM Institutional Cash Reserves) and Variable Annuity Portfolios (CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500 and CitiFundsSM Small Cap Growth VIP Portfolio). Citibank and its affiliates manage assets in excess of $290 billion worldwide. The principal place of business of Citibank is located at 399 Park Avenue, New York, New York 10043.

     John S. Reed is the Chairman and a Director of Citibank. Victor J. Menezes is the President and a Director of Citibank. William R. Rhodes and H. Onno Ruding are Vice Chairmen and Directors of Citibank. The other Directors of Citibank are Paul J. Collins, Vice Chairman of Citigroup Inc. and Robert I. Lipp, Chairman and Chief Executive Officer of The Travelers Insurance Group Inc. and of Travelers Property Casualty Corp.

     Each of the individuals named above is also a Director of Citigroup Inc. In addition, the following persons have the affiliations indicated:


Paul J. Collins              Director, Kimberly-Clark Corporation


Robert I. Lipp               Chairman, Chief Executive Officer and President,
                             Travelers Property Casualty Co.


John S. Reed                 Director, Monsanto Company
                             Director, Philip Morris Companies
                              Incorporated
                             Stockholder, Tampa Tank & Welding, Inc.


William R. Rhodes            Director, Private Export Funding
                              Corporation


H. Onno Ruding               Supervisory Director, Amsterdamsch Trustees Cantoor B.V.
                             Director, Pechiney S.A.
                             Advisory Director, Unilever NV and Unilever PLC
                             Director, Corning Incorporated

     Franklin Advisory Services, Inc. ("Franklin"), a sub-adviser of the Registrant, maintains its principal office at One Parker Plaza, 16th Floor, Fort Lee, New Jersey 07024. Franklin, a Delaware corporation incorporated in 1996, is a registered investment adviser under the Investment Advisers Act of 1940 and is a wholly-owned subsidiary of Franklin Resources, Inc., a publicly owned holding company. Franklin is an investment adviser to various open-end and closed-end investment companies.

     William J. Lippman is the President and Director of Franklin Advisory Services, Inc. Mr. Lippman holds a master of business administration degree from New York University and a bachelor of business administration degree from City College of New York. Mr. Lippman also serves as Senior Vice President of Franklin Resources, Inc. and Franklin Management, Inc. and has been with the Franklin Templeton Group since 1988. Prior to joining Franklin Advisers Inc., Mr. Lippman was president of L.F. Rothschild Fund Management, Inc. and has been in the securities industry for over 30 years.

     Each of the individuals named below is an officer and/or Director of Franklin and has the affiliations indicated:


Name:                               Affiliations:

William J. Lippman                  Senior Vice President, Franklin Resources, Inc.
   President and Director           Senior Vice President, Franklin Advisers, Inc.
                                    Senior Vice President, Franklin Templeton Distributors, Inc.
                                    Senior Vice President, Franklin Management, Inc.

                                    Mr. Lippman also serves as officer and/or director or trustee of eight of the investment companies in the Franklin Group of
                                    Funds.

Charles B. Johnson                  President, Chief Executive Officer and Director, Franklin
   Chairman of the Board and            Resources, Inc.
   Director                         Chairman of the Board and Director, Franklin Advisers, Inc.
                                    Chairman of the Board and Director, Franklin Investment
                                        Advisory Services, Inc.
                                    Chairman of the Board and Director, Franklin Templeton
                                        Distributors, Inc.
                                    Director, Franklin/Templeton Investor Services, Inc.
                                    Director, Franklin Templeton Services, Inc.
                                    Director, General Host Corporation

                                    Mr. Johnson also serves as officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin
                                    Resources, Inc. and of 54 of the investment companies in the
                                    Franklin Templeton Group of Funds.

Rupert H. Johnson, Jr.              Executive Vice President and Director, Franklin Resources, Inc.
    Senior Vice President and       Executive Vice President and Director, Franklin Templeton
    Director                            Distributors, Inc.
                                    President and Director, Franklin Advisers, Inc.
                                    Senior Vice President and Director, Franklin Investment
                                        Advisory Services, Inc.
                                    Director, Franklin/Templeton Investor Services, Inc.

                                    Mr. Johnson also serves as officer and/or director, trustee or managing general partner, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 60 of the
                                    investment companies in the Franklin Templeton Group of
                                    Funds.

Deborah R. Gatzek                   Senior Vice President and General Counsel, Franklin Resources,
    Vice President and Assistant        Inc.
    Secretary                       Senior Vice President, Franklin Templeton Distributors, Inc.
                                    Vice President, Franklin Advisers, Inc.
                                    Vice President, Franklin Investment Advisory
                                        Services, Inc.

                                    Ms. Gatzek also serves as officer of 60 of the investment
                                    companies in the Franklin Templeton Group of Funds.

Martin L. Flanagan                  Senior Vice President, Chief Financial Officer and Treasurer,
    Treasurer                           Franklin Resources, Inc.
                                    Executive Vice President, Templeton Worldwide, Inc.
                                    Senior Vice President and Treasurer, Franklin Advisers, Inc.
                                    Senior Vice President and Treasurer, Franklin Templeton
                                        Distributors, Inc.
                                    Senior Vice President, Franklin/Templeton Investor Services,
                                        Inc.
                                    Treasurer, Franklin Investment Advisory Services, Inc.

                                    Mr. Flanagan also serves as officer of most other subsidiaries of
                                    Franklin Resources, Inc. and officer, director and/or trustee of
                                    60 of the investment companies in the Franklin Templeton
                                    Group of Funds.



Leslie M. Kratter                   Vice President, Franklin Resources, Inc.
    Secretary                       Vice President, Franklin Institutional Services Corporation
                                    President and Director, Franklin/Templeton Travel, Inc.


Item 29.  Principal Underwriters.

(a) CFBDS, the Registrant's Distributor, is also the distributor for CitiFundsSM International Growth & Income Portfolio, CitiFundsSM International Growth Portfolio, CitiFundsSM U.S. Treasury Reserves, CitiFundsSM Cash Reserves, CitiFundsSM Premium U.S. Treasury Reserves, CitiFundsSM Premium Liquid Reserves, CitiFundsSM Institutional U.S. Treasury Reserves, CitiFundsSM Institutional Liquid Reserves, CitiFundsSM Institutional Cash Reserves, CitiFundsSM Tax Free Reserves, CitiFundsSM Institutional Tax Free Reserves, CitiFundsSM California Tax Free Reserves, CitiFundsSM Connecticut Tax Free Reserves, CitiFundsSM New York Tax Free Reserves, CitiFundsSM Intermediate Income Portfolio, CitiFundsSM Short-Term U.S. Government Income Portfolio, CitiFundsSM New York Tax Free Income Portfolio, CitiFundsSM National Tax Free Income Portfolio, CitiFundsSM California Tax Free Income Portfolio, CitiFundsSM Balanced Portfolio, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, CitiFundsSM Small Cap Growth VIP Portfolio, CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400, and CitiSelect Folio 500. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio. CFBDS also serves as the distributor for the following funds: The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Annuities, The Travelers Fund UL II for Variable Annuities, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities, Emerging Growth Fund, Government Fund, Growth and Income Fund, International Equity Fund, Municipal Fund, Balanced Investments, Emerging Markets Equity Investments, Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, International Equity Investments, International Fixed Income Investments, Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Long-Term Bond Investments, Mortgage Backed Investments, Municipal Bond Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, Appreciation Portfolio, Diversified Strategic Income Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth & Income Portfolio, Intermediate High Grade Portfolio, International Equity Portfolio, Money Market Portfolio, Total Return Portfolio, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund, Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Balanced Portfolio, Conservative Portfolio, Growth Portfolio, High Growth Portfolio, Income Portfolio, Global Portfolio, Select Balanced Portfolio, Select Conservative Portfolio, Select Growth Portfolio, Select High Growth Portfolio, Select Income Portfolio, Concert Social Awareness Fund, Smith Barney Large Cap Blend Fund,

Smith Barney Fundamental Value Fund Inc., Large Cap Value Fund, Short-Term High Grade Bond Fund, U.S. Government Securities Fund, Smith Barney Balanced Fund, Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Exchange Reserve Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Total Return Bond Fund, Cash Portfolio, Government Portfolio, Municipal Portfolio, Concert Peachtree Growth Fund, Smith Barney Contrarian Fund, Smith Barney Government Securities Fund, Smith Barney Hansberger Global Small Cap Value Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Investment Grade Bond Fund, Smith Barney Special Equities Fund, Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney S&P 500 Index Fund, Smith Barney Mid Cap Blend Fund, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Cash Portfolio, Government Portfolio, Retirement Portfolio, California Money Market Portfolio, Florida Portfolio, Georgia Portfolio, Limited Term Portfolio, New York Money Market Portfolio, New York Portfolio, Pennsylvania Portfolio, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Natural Resources Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Zeros Plus Emerging Growth Series 2000, Smith Barney Security and Growth Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Income Fund, Income and Growth Portfolio, Reserve Account Portfolio, U.S. Government/High Quality Securities Portfolio, Emerging Markets Portfolio, European Portfolio, Global Government Bond Portfolio, International Balanced Portfolio, International Equity Portfolio, Pacific Portfolio, AIM Capital Appreciation Portfolio, Alliance Growth Portfolio, GT Global Strategic Income Portfolio, MFS Total Return Portfolio, Putnam Diversified Income Portfolio, Smith Barney High Income Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Capitalization Growth Portfolio, Smith Barney Money Market Portfolio, Smith Barney Pacific Basin Portfolio, TBC Managed Income Portfolio, Van Kampen American Capital Enterprise Portfolio, Centurion Tax-Managed U.S. Equity Fund, Centurion Tax-Managed International Equity Fund, Centurion U.S. Protection Fund, Centurion International Protection Fund, Global High-Yield Bond Fund, International Equity Fund, Emerging Opportunities Fund, Core Equity Fund, Long-Term Bond Fund, Global Dimensions Fund L.P., Citicorp Private Equity L.P., AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Equity Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, MFS World Government Series, MFS Money Market Series, MFS Bond Series, MFS Total Return Series, MFS Research Series, MFS Emerging Growth Series, Salomon Brothers Institutional Money Market Fund, Salomon Brothers Cash Management Fund, Salomon Brothers New York Municipal Money Market Fund, Salomon Brothers National Intermediate Municipal Fund, Salomon Brothers U.S. Government Income Fund, Salomon Brothers High Yield Bond Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Total Return Fund, Salomon Brothers Asia Growth Fund, Salomon Brothers Capital Fund Inc, Salomon Brothers Investors Fund Inc, Salomon Brothers Opportunity Fund Inc, Salomon Brothers Institutional High Yield Bond Fund, Salomon Brothers Institutional Emerging Markets Debt Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Strategic Bond Fund, Salomon Brothers Variable U.S. Government Income Fund, and Salomon Brothers Variable Asia Growth Fund.

        (b) The information required by this Item 29 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

        (c) Not applicable.

Item 30.  Location of Accounts and Records.

     The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

     NAME                                           ADDRESS


     CFBDS, Inc.                                    21 Milk Street, 5th Floor
     (administrator and distributor)                Boston, MA 02109

     State Street Bank and Trust Company            1776 Heritage Drive
     (transfer agent, and fund accounting agent)    North Quincy, MA 02171

     Citibank, N.A.                                 153 East 53rd Street
     (investment adviser)                           New York, NY 10043


Item 31.  Management Services.

     Not applicable.


Item 32.  Undertakings.

     (a)  Not applicable.

     (b)  Not applicable.

     (c) The Registrant hereby undertakes, if requested to do so by the record holders of not less than 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees, and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940. The Registrant further undertakes to furnish to each person to whom a prospectus of CitiFunds Small Cap Growth Portfolio, CitiFunds Small Cap Value Portfolio, CitiFunds Large Cap Growth Portfolio, CitiFunds Growth & Income Portfolio or CitiFunds Diversified U.S. Equity Portfolio is delivered with a copy of the respective Fund's latest Annual Report to Shareholders, upon request without charge.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 14th day of December, 1998.

                                        CITIFUNDS TRUST II

                                        By:  Philip W. Coolidge
                                             ---------------------------
                                             Philip W. Coolidge
                                             President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on December 14, 1998.

          Signature                                      Title


   Philip W. Coolidge                          President, Principal Executive Officer and Trustee
   --------------------------------
   Philip W. Coolidge


   John R. Elder                               Principal Financial Officer and Principal Accounting
   --------------------------------            Officer
   John R. Elder


   Riley C. Gilley*                            Trustee
   --------------------------------
   Riley C. Gilley


   Diana R. Harrington*                        Trustee
   --------------------------------
   Diana R. Harrington


   Susan B. Kerley*                            Trustee
   --------------------------------
   Susan B. Kerley


   C. Oscar Morong, Jr.*                       Trustee
   --------------------------------
   C. Oscar Morong, Jr.


   E. Kirby Warren*                            Trustee
   --------------------------------
   E. Kirby Warren


   William S. Woods, Jr.*                      Trustee
   --------------------------------
   William S. Woods, Jr.


   *By:  Philip W. Coolidge
         --------------------------
         Philip W. Coolidge
         Executed by Philip W. Coolidge on behalf of those
         indicated pursuant to Powers of Attorney.


                                  SIGNATURES

     The Premium Portfolios has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust II to be signed on its behalf by the undersigned, thereunto duly authorized, in Grand Cayman, Cayman Islands, on the 14th day of December, 1998.

                            THE PREMIUM PORTFOLIOS
                            on behalf of Growth & Income Portfolio, Large Cap Growth Portfolio and Small Cap Growth Portfolio

                            By: Tamie Ebanks-Cunningham
                                ------------------------------
                                Tamie Ebanks-Cunningham,
                                Assistant Secretary of
                                The Premium Portfolios

     This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust II has been signed by the following persons in the capacities indicated on December 14, 1998.


           Signature                                      Title

   Philip W. Coolidge*                        President, Principal Executive Officer and Trustee
   --------------------------------
   Philip W. Coolidge


   John R. Elder*                             Principal Financial Officer and Principal
   --------------------------------           Accounting Officer
   John R. Elder


   Elliott J. Berv*                           Trustee
   --------------------------------
   Elliott J. Berv


   Mark T. Finn*                              Trustee
   --------------------------------
   Mark T. Finn


   C. Oscar Morong, Jr.*                      Trustee
   --------------------------------
   C. Oscar Morong, Jr.


   Walter E. Robb, III*                       Trustee
   --------------------------------
   Walter E. Robb, III


   E. Kirby Warren*                           Trustee
   --------------------------------
   E. Kirby Warren


   *By:  Tamie Ebanks-Cunningham
         --------------------------
         Tamie Ebanks-Cunningham
         Executed by Tamie Ebanks-Cunningham
         on behalf of those indicated as attorney in
         fact.


                                   SIGNATURES

     Asset Allocation Portfolios has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust II to be signed on its behalf by the undersigned, thereunto duly authorized, in Grand Cayman, Cayman Islands, on the 14th day of December, 1998.

                                  ASSET ALLOCATION PORTFOLIOS
                                  on behalf of Small Cap Value Portfolio

                                  By: Tamie Ebanks-Cunningham
                                      ------------------------------
                                      Tamie Ebanks-Cunningham,
                                      Assistant Secretary of
                                      Asset Allocation Portfolios

     This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust II has been signed by the following persons in the capacities indicated on December 14, 1998.

         Signature                                      Title

   Philip W. Coolidge*                        President, Principal Executive Officer and Trustee
   --------------------------------
   Philip W. Coolidge


   John R. Elder*                             Principal Financial Officer and Principal
   --------------------------------           Accounting Officer
   John R. Elder


   Elliott J. Berv*                           Trustee
   --------------------------------
   Elliott J. Berv


   Mark T. Finn*                              Trustee
   --------------------------------
   Mark T. Finn


   C. Oscar Morong, Jr.*                      Trustee
   --------------------------------
   C. Oscar Morong, Jr.


   Walter E. Robb, III*                       Trustee
   --------------------------------
   Walter E. Robb, III


   E. Kirby Warren*                           Trustee
   --------------------------------
   E. Kirby Warren


   *By:  Tamie Ebanks-Cunningham
         --------------------------
         Tamie Ebanks-Cunningham
         Executed by Tamie Ebanks-Cunningham
         on behalf of those indicated as attorney in
         fact.


                                 EXHIBIT INDEX



Exhibit
No.:          Description:

6(a)          Form of Amended and Restated Distribution Agreement between the Registrant and CFBDS, Inc. ("CFBDS"), as distributor with respect to Class A Shares
6(b)          Form of Distribution Agreement between the Registrant and CFBDS, as distributor with respect to Class B Shares
10            Opinion and consent of counsel
11            Independent Accountants' consent
15(a)         Form of Amended and Restated Service Plan of the Registrant for Class A
              Shares
15(b)         Form of Service Plan of the Registrant for Class B Shares
18            Form of Multiple Class Plan of the Registrant
25(b)         Powers of Attorney for The Premium Portfolios
25(c)         Powers of Attorney for Asset Allocation Portfolios
